Capital management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Jan. 31, 2025	Oct. 31, 2024
Capital
CET1 capital	$ 93,321	$ 88,936
Tier 1 capital	103,718	97,952
Total capital	115,914	110,487
Risk-weighted assets (RWA) used in calculation of capital ratios
Credit risk	579,866	548,809
Market risk	36,530	33,930
Operational risk	92,545	89,543
Total RWA	$ 708,941	$ 672,282
Capital ratios and Leverage ratio
CET1 ratio	13.20%	13.20%
Tier 1 capital ratio	14.60%	14.60%
Total capital ratio	16.40%	16.40%
Leverage ratio	4.40%	4.20%
Leverage ratio exposure	$ 2,367,402	$ 2,344,228
TLAC available and ratios
TLAC available	$ 211,585	$ 196,659
TLAC ratio	29.80%	29.30%
TLAC leverage ratio	8.90%	8.40%